Schedule of cumulative foreign exchange losses recognized (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 69,812	$ 59,876
Balance at beginning	(24,169)	(24,590)
Recognized in Other comprehensive income	3,348	1,618
Reclassified to the statement of income - occurred exports	1,642	1,523
Ending balance, value	78,817	72,447
Balance at ending	(19,179)	(21,449)
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(36,621)	(37,257)
Recognized in Other comprehensive income	5,073	2,451
Reclassified to the statement of income - occurred exports	2,488	2,307
Ending balance, value	(29,060)	(32,499)
Tax effect [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	12,452	12,667
Recognized in Other comprehensive income	(1,725)	(833)
Reclassified to the statement of income - occurred exports	(846)	(784)
Ending balance, value	$ 9,881	$ 11,050